Income Taxes - Significant Components of Deferred Income Tax Assets and Liabilities (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets and liabilities [abstract]
Tax assets expected to be recovered through future taxable earnings	$ 109	$ 43